STOCKHOLDERS' DEFICIT AND MEZZANINE EQUITY - Summary of preferred stock (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares Authorized	43,701,622	43,574,629	38,024,488
Shares Issued	42,383,516	42,383,516
Shares Outstanding	42,383,516	42,383,516	36,366,705
Carrying Value	$ 323,161,613	$ 325,200,758	$ 282,185,326
Series A-1
Temporary Equity [Line Items]
Shares Authorized	4,388,978	4,388,978	4,388,978
Shares Issued	4,388,978	4,388,978	4,388,978
Shares Outstanding	4,388,978	4,388,978	4,388,978
Issuance Price Per Share	$ 1.48	$ 1.48	$ 1.48
Carrying Value	$ 6,490,026	$ 6,490,026	$ 6,490,026
Liquidation Preference	$ 6,489,982	$ 6,489,982	$ 6,489,982
Series A-2
Temporary Equity [Line Items]
Shares Authorized	1,993,093	1,993,093	1,993,093
Shares Issued	1,993,093	1,993,093	1,993,093
Shares Outstanding	1,993,093	1,993,093	1,993,093
Issuance Price Per Share	$ 0.55	$ 0.55	$ 0.55
Carrying Value	$ 1,090,840	$ 1,090,840	$ 1,090,840
Liquidation Preference	$ 1,090,820	$ 1,090,820	$ 1,090,820
Series A-3
Temporary Equity [Line Items]
Shares Authorized	570,502	570,502	570,502
Shares Issued	570,502	570,502	570,502
Shares Outstanding	570,502	570,502	570,502
Issuance Price Per Share	$ 0.78	$ 0.78	$ 0.78
Carrying Value	$ 442,374	$ 442,374	$ 442,374
Liquidation Preference	$ 442,367	$ 442,367	$ 442,367
Series B-1
Temporary Equity [Line Items]
Shares Authorized	5,128,198	5,128,198	5,128,198
Shares Issued	5,128,198	5,128,198	5,128,198
Shares Outstanding	5,128,198	5,128,198	5,128,198
Issuance Price Per Share	$ 4.48	$ 4.48	$ 4.48
Carrying Value	$ 22,984,122	$ 22,984,122	$ 22,984,122
Liquidation Preference	$ 22,984,071	$ 22,984,071	$ 22,984,071
Series B-2
Temporary Equity [Line Items]
Shares Authorized	562,149	562,149	562,149
Shares Issued	562,149	562,149	562,149
Shares Outstanding	562,149	562,149	562,149
Issuance Price Per Share	$ 3.59	$ 3.59	$ 3.59
Carrying Value	$ 2,015,647	$ 2,015,647	$ 2,015,647
Liquidation Preference	$ 2,015,641	$ 2,015,641	$ 2,015,641
Series C-1
Temporary Equity [Line Items]
Shares Authorized	10,618,436	10,618,436	10,618,436
Shares Issued	10,530,075	10,530,075	10,530,075
Shares Outstanding	10,530,075	10,530,075	10,530,075
Issuance Price Per Share	$ 10.88	$ 10.88	$ 10.88
Carrying Value	$ 114,562,977	$ 114,562,977	$ 114,562,977
Liquidation Preference	$ 114,587,113	$ 114,587,113	$ 114,587,113
Series C-2
Temporary Equity [Line Items]
Shares Authorized	1,034,188	1,034,188	1,034,188
Shares Issued	1,034,188	1,034,188	1,034,188
Shares Outstanding	1,034,188	1,034,188	1,034,188
Issuance Price Per Share	$ 8.71	$ 8.71	$ 8.71
Carrying Value	$ 9,003,134	$ 9,003,134	$ 9,003,134
Liquidation Preference	$ 9,003,124	$ 9,003,124	$ 9,003,124
Series C-3
Temporary Equity [Line Items]
Shares Authorized	1,692,100	1,692,100	1,692,100
Shares Issued	589,348	589,348	589,348
Shares Outstanding	589,348	589,348	589,348
Issuance Price Per Share	$ 10.88	$ 10.88	$ 10.88
Carrying Value	$ 5,027,138	$ 7,066,283	$ 5,975,989
Liquidation Preference	$ 6,412,106	$ 6,412,106	$ 6,413,220
Series D-1
Temporary Equity [Line Items]
Shares Authorized	9,364,524	9,364,524	9,831,194
Shares Issued	9,364,524	9,364,524	9,364,524
Shares Outstanding	9,364,524	9,364,524	9,364,524
Issuance Price Per Share	$ 10.93	$ 10.93	$ 10.93
Carrying Value	$ 97,926,083	$ 97,926,084	$ 97,926,084
Liquidation Preference	$ 102,340,201	$ 102,340,201	$ 102,340,201
Series D-2
Temporary Equity [Line Items]
Shares Authorized	2,205,650	2,205,650	2,205,650
Shares Issued	2,205,650	2,205,650	2,205,650
Shares Outstanding	2,205,650	2,205,650	2,205,650
Issuance Price Per Share	$ 9.84	$ 9.84	$ 9.84
Carrying Value	$ 21,694,134	$ 21,694,134	$ 21,694,134
Liquidation Preference	$ 21,694,112	$ 21,694,112	$ 21,694,112
Series E-1
Temporary Equity [Line Items]
Shares Authorized	4,360,036	4,233,043
Shares Issued	4,233,043	4,233,043
Shares Outstanding	4,233,043	4,233,043
Issuance Price Per Share	$ 7.09	$ 7.09
Carrying Value	$ 33,707,750	$ 33,707,750
Liquidation Preference	$ 30,000,000	$ 30,000,000
Series E-2
Temporary Equity [Line Items]
Shares Authorized	1,783,768	1,783,768
Shares Issued	1,783,768	1,783,768
Shares Outstanding	1,783,768	1,783,768
Issuance Price Per Share	$ 4.61	$ 4.61
Carrying Value	$ 8,217,388	$ 8,217,388
Liquidation Preference	$ 8,217,284	$ 8,217,284